Trade and other receivables - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)
Trade and other receivables
Decrease In trade receivables		€ 3,576
Net trade receivables			€ 12,562	€ 8,986
Increase (decrease) in receivables from joint ventures in exploration and production activities | $	$ (516)
Other receivables			2,058	2,003
Trade and other current receivables			16,901	12,436
Counterparty risk mitigation			3,292	2,775
Prepayments for services and suppliers			362	404
Gas take-or-pay contracts
Trade and other receivables
Other receivables			243
Accumulated impairment
Trade and other receivables
Trade and other current receivables			(2,785)	(2,626)
Defaulted receivables
Trade and other receivables
Trade and other current receivables			2,296	1,912
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables			(2,162)	(2,034)
US Dollars
Trade and other receivables
Trade and other current receivables			7,270	5,178
Euro
Trade and other receivables
Trade and other current receivables			9,173	6,880
Egyptian state oil companies
Trade and other receivables
Net trade receivables			1,256	498
PDVSA | Venezuela
Trade and other receivables
Other receivables			690	881
Trade and other receivables
Trade and other receivables
Receivables divested without recourse				420
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations		(437)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions		150	136
Utilizations		(21)	(85)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions		117	243
Utilizations		(416)	(324)
Exploration & Production
Trade and other receivables
Decrease In trade receivables		903
Exploration & Production | Trade and other receivables
Trade and other receivables
Recoverable value which is estimated by discounting the cash flow at the cost of capital	$ 2,300			€ 1,956
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations		265
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions		75	150
Global Gas & LNG Portfolio and Power
Trade and other receivables
Decrease In trade receivables		1,621
Global Gas & LNG Portfolio | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations		8
Plenitude
Trade and other receivables
Decrease In trade receivables		821
Plenitude | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations		138
Plenitude | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions		112	92
Plenitude | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions		9	€ 64
Refining | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions		€ 17